Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended	4 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended	13 Months Ended	16 Months Ended	19 Months Ended	22 Months Ended	25 Months Ended	28 Months Ended	31 Months Ended	34 Months Ended	37 Months Ended	40 Months Ended	43 Months Ended	46 Months Ended	49 Months Ended	52 Months Ended	55 Months Ended
	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Dec. 31, 2025	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000226980
Account Value [Line Items]
Accumulated Value	$ 10,164	$ 10,244	$ 11,351	$ 10,820		$ 9,049	$ 8,631	$ 9,236	$ 9,984	$ 10,975	$ 10,687	$ 11,985	$ 13,364	$ 14,021	$ 14,724	$ 15,145	$ 14,411	$ 15,965	$ 17,184	$ 17,641
T. Rowe Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name					Regulatory Benchmark
Accumulated Value	10,163	10,152	11,094	10,509		8,754	8,363	8,963	9,607	10,413	10,074	11,290	12,421	12,821	13,619	13,978	13,318	14,782	15,990	16,374
T. Rowe Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					Strategy Benchmark
Accumulated Value	$ 10,174	$ 10,233	$ 11,361	$ 10,839		$ 9,094	$ 8,650	$ 9,304	$ 10,001	$ 10,876	$ 10,520	$ 11,750	$ 12,990	$ 13,546	$ 14,344	$ 14,689	$ 14,062	$ 15,600	$ 16,868	$ 17,316